Segment Information - Pre-tax income (loss) from exited business (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pre-tax income (loss) from exited business:
Change in fair value of funds withheld embedded derivative		$ (1,326.7)	$ 3,652.8	$ 0.0
Net realized capital gains on funds withheld assets	[1]	161.8	749.4
Amortization of reinsurance loss		(20.4)	(19.3)	$ (23.0)
Operating Segments
Pre-tax income (loss) from exited business:
Change in fair value of funds withheld embedded derivative		(1,085.7)	3,652.8
Net realized capital gains on funds withheld assets		165.0	749.4
Strategic review costs and impacts			74.4
Amortization of reinsurance loss		(68.7)	(56.7)
Other impacts of reinsured business		(138.4)	(123.1)
Total pre-tax income (loss) from exited business		(1,127.8)	4,296.8
Reconciling Items
Pre-tax income (loss) from exited business:
Change in fair value of funds withheld embedded derivative		(228.0)	767.1
Net realized capital gains on funds withheld assets		34.7	157.4
Strategic review costs and impacts			21.2
Amortization of reinsurance loss		(14.4)	(11.9)
Other impacts of reinsured business		(29.1)	(25.9)
Total pre-tax income (loss) from exited business		$ (1,127.8)	$ 4,296.8

[1]	Includes realized and unrealized gains (losses). See Note 5, Investments, for further details.